CRYPTOCURRENCIES, Group's Cryptocurrencies (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cryptocurrencies [Abstract]
Cryptocurrencies other than USDC	$ 24,913	$ 15,336
USDC	3	35
Total cryptocurrencies	$ 24,916	$ 15,371	$ 10,336	$ 2,175